Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Assets And Contract Liabilities Line Item
Accounts receivables	₩ 32,253	₩ 60,664
Incremental costs of obtaining a contract (Prepaid expenses)	998	2,036
Contract liabilities	10,846	20,074	₩ 22,681
Subscription Revenue
Contract Assets And Contract Liabilities Line Item
Contract liabilities	8,742	12,017
Royalties and Licensing Fees
Contract Assets And Contract Liabilities Line Item
Contract liabilities	1,403	7,223
Website and Application Development
Contract Assets And Contract Liabilities Line Item
Contract liabilities	₩ 701	₩ 834